As filed with the Securities and Exchange Commission on November 28, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22818

Westchester Capital Funds
 (Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York  10595
 (Address of principal executive offices) (Zip code)

Roy Behren and Michael T. Shannon
Westchester Capital Funds
100 Summit Lake Drive
Valhalla, New York  10595
 (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-343-8959

Date of fiscal year end: December 31, 2016

Date of reporting period:  September 30, 2016

Item 1. Schedule of Investments.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS
September 30, 2016 (Unaudited)

Shares		Value
LONG INVESTMENTS - 99.67%
COMMON STOCKS - 73.85%
	ALUMINUM - 1.50%
175,300	Alcoa, Inc. (e)	$1,777,542
	ASSET MANAGEMENT & CUSTODY BANKS - 0.76%
35,600	The Blackstone Group LP (e)	908,868
	AUTO COMPONENTS - 1.51%
38,601	Johnson Controls International plc (b)(e)	1,796,101
	AUTOMOBILE MANUFACTURERS - 2.01%
75,100	General Motors Company (e)	2,385,927
	BROADCASTING - 5.45%
47,600	CBS Corporation Class B (e)	2,605,624
84,942	Liberty SiriusXM Group Class A (a)	2,886,329
53,188	Media General, Inc. (a)	980,255
		6,472,208
	CASINOS & GAMING - 2.39%
7,009	Isle of Capri Casinos, Inc. (a)	156,161
103,200	MGM Resorts International (a)(e)	2,686,296
		2,842,457
	COMMODITY CHEMICALS - 0.07%
3,521	Valvoline, Inc. (a)	82,708
	DIVERSIFIED CHEMICALS - 2.18%
49,900	The Dow Chemical Company (e)	2,586,317
	DRUG RETAIL - 0.55%
85,744	Rite Aid Corporation (a)	659,371
	FERTILIZERS & AGRICULTURAL CHEMICALS - 4.23%
22,000	Monsanto Company (e)	2,248,400
31,692	Syngenta AG - ADR	2,776,219
		5,024,619
	HEALTH CARE EQUIPMENT - 3.18%
47,363	St. Jude Medical, Inc. (e)	3,777,673
	HOTELS, RESORTS & CRUISE LINES - 4.76%
200,400	Hilton Worldwide Holdings, Inc. (e)	4,595,172
15,694	Marriott International, Inc. Class A (e)	1,056,691
		5,651,863
	HOUSEHOLD PRODUCTS - 5.20%
101,808	Coty, Inc. Class A (e)	2,392,488
41,959	The Procter & Gamble Company (d)(e)(g)	3,776,640
		6,169,128
	HOUSEWARES & SPECIALTIES - 3.27%
61,683	Jarden Corporation (a)(d)(e)(g)	3,877,319
	INDUSTRIAL CONGLOMERATES - 1.46%
58,500	General Electric Company (e)	1,732,770
	INTERNET SOFTWARE & SERVICES - 8.31%
16,406	LinkedIn Corporation Class A (a)(e)	3,135,515
156,091	Yahoo!, Inc. (a)(e)	6,727,522
		9,863,037
	LEISURE FACILITIES - 0.60%
24,898	Whistler Blackcomb Holdings, Inc. (b)	709,772
	LIFE & HEALTH INSURANCE - 2.31%
61,700	MetLife, Inc. (e)	2,741,331
	LIFE SCIENCES TOOLS & SERVICES - 0.44%
6,416	Quintiles Transnational Holdings, Inc. (a)	520,081
	MOVIES & ENTERTAINMENT - 0.56%
47,456	News Corporation Class A	663,435
127,639	SFX Entertainment, Inc. (a)	1,927
		665,362
	MULTI-LINE INSURANCE - 1.75%
35,100	American International Group, Inc. (e)	2,082,834
	OIL & GAS EQUIPMENT & SERVICES - 1.62%
63,847	FMC Technologies, Inc. (a)(d)(f)	1,919,241
	OIL & GAS REFINING & MARKETING - 0.53%
67,708	Showa Shell Sekiyu K.K. (b)	624,298

	OIL & GAS STORAGE & TRANSPORTATION - 0.84%
38,718	Columbia Pipeline Group, Inc. (d)(g)	997,398
	PACKAGED FOODS & MEATS - 3.61%
78,400	Conagra Brands, Inc. (e)	3,693,424
10,808	The WhiteWave Foods Company (a)	588,280
		4,281,704
	PHARMACEUTICALS - 0.03%
158	Allergan plc (a)(b)(e)	36,389
	REGIONAL BANKS - 2.06%
27,200	CIT Group, Inc. (e)	987,360
31,674	PrivateBancorp, Inc.	1,454,470
		2,441,830
	REITs - 1.69%
123	Blackstone Mortgage Trust, Inc. Class A	3,622
8,261	Independence Realty Trust, Inc.	74,349
37,322	NorthStar Realty Finance Corporation	491,531
60,705	Starwood Property Trust, Inc.	1,367,077
37,098	Wheeler Real Estate Investment Trust, Inc.	64,921
		2,001,500
	SEMICONDUCTORS - 4.41%
75,141	KLA-Tenor Corporation (e)	5,238,079
	SPECIALITY CHEMICALS - 1.00%
10,200	Ashland Global Holdings, Inc. (e)	1,182,690
	SPECIALIZED FINANCE - 0.52%
25,870	Hennessy Capital Acquisition Corporation II (a)(f)	253,785
35,377	Pacific Special Acquisition Corporation (a)(b)	362,614
		616,399
	SYSTEMS SOFTWARE - 1.12%
27,906	Dell Technologies, Inc. Class V (a)	1,333,914
	TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 3.88%
202,600	Hewlett Packard Enterprise Company (e)	4,609,150
	TRUCKING - 0.05%
1,897	Herc Holdings, Inc. (a)	63,929
	TOTAL COMMON STOCKS (Cost $88,609,137)	87,673,809

CLOSED-END FUNDS - 6.05%
130,853	American Capital Ltd.(a)	2,212,724
44,298	BlackRock Floating Rate Income Strategies Fund, Inc.	613,970
130,712	Eaton Vance Floating-Rate Income Trust	1,856,110
22,943	First Trust Senior Floating Rate Income Fund II	313,631
279,814	Invesco Senior Income Trust	1,211,595
183,752	Voya Prime Rate Trust	970,211
	TOTAL CLOSED-END FUNDS (Cost $6,765,227)	7,178,241

PREFERRED STOCKS - 0.84%
17,525	NorthStar Realty Finance Corporation, 8.250%, Series B	444,434
21,830	NorthStar Realty Finance Corporation, 8.750%, Series E	556,665
	TOTAL PREFERRED STOCKS (Cost $998,585)	1,001,099

CONTINGENT VALUE RIGHTS - 0.00%
5,338	Casa Ley, S.A. de C.V. (a)(g)	1,868
5,338	Property Development Centers LLC (a)(g)	267
	TOTAL CONTINGENT VALUE RIGHTS (Cost $0)	2,135

RIGHTS - 0.01%
35,377	Pacific Special Acquisition Corporation (a)(b)(f)	7,500
	TOTAL RIGHTS (Cost $8,171)	7,500

WARRANTS - 0.00%
35,377	Pacific Special Acquisition Corporation (a)(b)(f)	4,599
	TOTAL WARRANTS (Cost $3,112)	4,599

Principal Amount
CORPORATE BONDS - 5.42% (f)
	Elizabeth Arden, Inc.
$711,000	7.375%, 3/15/2021	736,774
	Energy Future Intermediate Holding Company LLC
430,830	11.000%, 10/1/2021 (h)	521,304
1,809,806	11.750%, 3/1/2022 (h)(i)	2,228,323
	Rackspace Hosting, Inc.
486,000	6.500%, 1/15/2024 (i)	535,815
	Rite Aid Corporation
747,000	6.750%, 6/15/2021	788,225
	The WhiteWave Foods Company
1,419,000	5.375%, 10/1/2022	1,617,660
	TOTAL CORPORATE BONDS (Cost $6,071,524)	6,428,101

Contracts (100 shares per contract)
PURCHASED CALL OPTIONS - 0.01%
	SPDR S&P 500 ETF Trust
58	Expiration: November 2016, Exercise Price: $221.00	9,106
		9,106
PURCHASED PUT OPTIONS - 1.18%
	Alcoa, Inc.
896	Expiration: October 2016, Exercise Price: $6.00	1,344
857	Expiration: October 2016, Exercise Price: $7.00	857
	Allergan plc
26	Expiration: November 2016, Exercise Price: $215.00	11,440
	American International Group, Inc.
137	Expiration: October 2016, Exercise Price: $52.50	685
122	Expiration: November 2016, Exercise Price: $50.00	2,318
	Ashland Global Holdings, Inc.
102	Expiration: October 2016, Exercise Price: $105.00	2,550
	The Blackstone Group LP
118	Expiration: November 2016, Exercise Price: $22.00	2,773
355	Expiration: December 2016, Exercise Price: $22.00	11,537
	CBS Corporation Class B
314	Expiration: October 2016, Exercise Price: $47.50	3,768
195	Expiration: December 2016, Exercise Price: $47.50	11,213
	CIT Group, Inc.
272	Expiration: November 2016, Exercise Price: $32.00	14,280
	Conagra Brands, Inc.
189	Expiration: December 2016, Exercise Price: $40.00	5,670
535	Expiration: December 2016, Exercise Price: $42.00	27,820
	The Dow Chemical Company
499	Expiration: December 2016, Exercise Price: $45.00	22,455
	General Electric Company
585	Expiration: October 2016, Exercise Price: $27.00	1,755
	General Motors Company
809	Expiration: December 2016, Exercise Price: $28.00	31,551
	Hewlett Packard Enterprise Company
1,484	Expiration: November 2016, Exercise Price: $17.00	3,710
542	Expiration: November 2016, Exercise Price: $18.00	2,710
	Hilton Worldwide Holdings, Inc.
1,472	Expiration: October 2016, Exercise Price: $19.00	7,360
228	Expiration: November 2016, Exercise Price: $19.00	4,560
304	Expiration: November 2016, Exercise Price: $20.00	7,600
	Johnson Controls International plc
199	Expiration: October 2016, Exercise Price: $40.00	2,786
188	Expiration: October 2016, Exercise Price: $41.00	3,008
	MetLife, Inc.
565	Expiration: November 2016, Exercise Price: $37.50	14,125
	MGM Resorts International
1,032	Expiration: December 2016, Exercise Price: $21.00	22,704
	Monsanto Company
55	Expiration: October 2016, Exercise Price: $90.00	275
44	Expiration: October 2016, Exercise Price: $95.00	550
82	Expiration: October 2016, Exercise Price: $97.50	2,583
38	Expiration: October 2016, Exercise Price: $100.00	2,926

	The Procter & Gamble Company
365	Expiration: October 2016, Exercise Price: $120.00	1,105,950
	SPDR S&P 500 ETF Trust
96	Expiration: October 2016, Exercise Price: $214.00	16,128
84	Expiration: October 2016, Exercise Price: $219.00	30,870
54	Expiration: November 2016, Exercise Price: $218.00	25,623
	Vivendi SA
833	Expiration: October 2016, Exercise Price: EUR 14.00 (f)	933
398	Expiration: November 2016, Exercise Price: EUR 14.00 (f)	895
		1,407,312
	TOTAL PURCHASED OPTIONS (Cost $1,819,098)	1,416,418

Principal Amount
ESCROW NOTES - 0.21%
$28,850	AMR Corporation (a)(d)(g)	26,831
28,850	Winthrop Realty Trust (a)(d)(g)	218,493
	TOTAL ESCROW NOTES (Cost $21,638)	245,324

Shares
SHORT-TERM INVESTMENTS - 12.10%
2,601,528	First American Government Obligations Fund, Institutional Share Class, 0.24% (c)(e)	2,601,528
5,792,000	The Government & Agency Portfolio, Institutional Share Class, 0.31% (c)(e)	5,792,000
5,972,000	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Share Class, 0.29% (c)(e)	5,972,000
	TOTAL SHORT-TERM INVESTMENTS (Cost $14,365,528)	14,365,528
	TOTAL LONG INVESTMENTS (Cost $118,662,020) - 99.67%	118,322,754

SHORT INVESTMENTS - (20.50)%
SHORT COMMON STOCKS - (19.65)%
	AIRLINES - (0.04)%
(1,443)	American Airlines Group, Inc.	(52,828)
	BROADCASTING - (0.32)%
(6,642)	Nexstar Broadcasting Group, Inc. Class A	(383,310)
	CABLE & SATELLITE - (2.81)%
(799,775)	Sirius XM Holdings, Inc.	(3,335,062)
	CASINOS & GAMING - (0.06)%
(4,822)	Eldorado Resorts, Inc.	(67,797)
	DIVERSIFIED BANKS - (0.76)%
(11,584)	Canadian Imperial Bank of Commerce (b)	(898,108)
	HEALTH CARE EQUIPMENT - (1.47)%
(41,155)	Abbott Laboratories	(1,740,445)
	HEALTH CARE TECHNOLOGY - (0.44)%
(16,713)	IMS Health Holdings, Inc.	(523,785)
	INTERNET SOFTWARE & SERVICES - (5.53)%
(62,039)	Alibaba Group Holding Ltd. - ADR	(6,563,106)
	LEISURE FACILITIES - (0.59)%
(4,492)	Vail Resorts, Inc.	(704,705)
	MOVIES & ENTERTAINMENT - (0.57)%
(47,456)	News Corporation Class B	(674,824)
	MULTI-LINE INSURANCE - (1.50)%
(30,100)	American International Group, Inc.	(1,786,134)
	OIL & GAS REFINING & MARKETING - (0.59)%
(33,901)	Idemitsu Kosan Company, Ltd. (b)	(695,371)
	REITs - (0.43)%
(27,990)	Colony Capital, Inc. Class A	(510,258)
	SEMICONDUCTORS - (3.00)%
(37,573)	Lam Research Corporation	(3,558,539)
	SOFTWARE - (1.54)%
(25,009)	VMware, Inc. Class A	(1,834,410)
	TOTAL SHORT COMMON STOCKS (Proceeds $19,529,606)	(23,328,682)

SHORT CLOSED-END FUNDS - (0.85)%
(64,757)	Ares Capital Corporation	(1,003,733)
	TOTAL SHORT CLOSED-END FUNDS
	(Proceeds $963,295)	(1,003,733)
	TOTAL SHORT INVESTMENTS
	(Proceeds $20,492,901) - (20.50)%	(24,332,415)
	TOTAL NET INVESTMENTS
	(Cost $98,169,119) - 79.17%	93,990,339
	OTHER ASSETS IN EXCESS OF LIABILITIES - 20.83%	24,727,671
	TOTAL NET ASSETS - 100.00%	$118,718,010

ADR -	American Depository Receipt
ETF -	Exchange-Traded Fund
EUR-	Euro
plc -	Public Limited Company
REITs -	Real Estate Investment Trusts
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of September 30, 2016.
(d)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short, written option contracts, swap contacts, and forward currency exchange contracts.
(f)	Level 2 Security. Please see footnote (k) on the Schedule of Investments for more information.
(g)	Level 3 Security. Please see footnote (k) on the Schedule of Investments for more information.
(h)	Default or other conditions exist and the security is not presently accruing income.
(i)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of September 30, 2016, these securities represent 2.33% of total net assets.
(j)	The cost basis of long investments for federal income tax purposes at September 30, 2016 was as follows*:

Cost of long investments	$118,662,020
Long investments gross unrealized appreciation	$6,669,527
Long investments gross unrealized depreciation	(7,008,793)
Long investments net unrealized depreciation	$(339,266)

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report

(k)	Investment Valuation
The following is a summary of the Fund's pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Funds.

Equity securities that trade on an exchange will typically be valued based on the last reported sale price. Securities listed on NASDAQ are typically valued using the NASDAQ Official Closing Price. The securities valued using quoted prices in active markets are classified as Level 1 investments. If, on a particular day, an exchange-listed security does not trade, then the mean between the closing bid and asked prices will typically be used to value the security. These securities are classified as Level 2 investments. Fixed income securities having a maturity of greater than 60 days are typically valued based on evaluations provided by a pricing vendor approved by the Board. These are classified as Level 2 investments.

Exchange-traded options are typically valued at the higher of the intrinsic value of the option (i.e., what a Fund would pay or can receive upon the option being exercised) or the last reported composite sale price when such sale falls between the bid and asked prices. When the last sale of an exchange-traded option is outside the bid and asked prices, the Funds will typically value the option at the higher of the intrinsic value of the option or the mean between the highest end of day option bid price and the lowest end of day option ask price. Options for which there is an active market are classified as Level 1 investments, but options not listed on an exchange are classified as Level 2 investments. Investments in United States government securities (other than short-term securities) are valued at the mean between the 4:00 PM New York time bid and asked prices supplied by a third party vendor. Investments in registered open-end investment companies, including money market funds, are typically valued at their reported NAV per share. Short-term fixed-income securities having a maturity of less than 60 days are valued at market quotations or based on valuations supplied by a third party pricing service. If a reliable price from a third party pricing service is unavailable, amortized cost may be used if it is determined that the instrument’s amortized cost value represents approximately the fair value of the security. Forward currency contracts are valued daily at the prevailing forward exchange rate. These securities are generally classified as Level 2. Total return swap prices are determined using the same methods as would be used to price the underlying security. These securities are generally classified as Level 2.

The Fund typically fair values securities and assets for which (a) market quotations are not readily available or (b) market quotations are believed to be unrepresentative of market value. For example, a Fund may fair value a security that primarily trades on an exchange that closes before the NYSE if a significant event occurs after the close of the exchange on which the security primarily trades but before the NYSE closes. Fair valuations are determined in good faith by the Valuation Group (the “Valuation Group”), a committee comprised of persons who are officers of the Fund or representatives of the Adviser, acting pursuant to procedures adopted by the Board. When fair-value pricing is employed, the prices of securities used by the Fund to calculate their NAV may differ from quoted or published prices for the same securities. In addition, due to the subjective nature of fair-value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale. These securities are generally classified as Level 2 or 3 depending on the inputs as described below. At September 30, 2016, securities fair valued in good faith based on the absolute value of long and short investments, and unrealized appreciation (depreciation) of swap contracts represented 9.20% of net assets.

The Fund has performed analyses of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs are those inputs that reflect the applicable Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of September 30, 2016. These assets and liabilities are measured on a recurring basis.

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$76,849,426	$2,173,026	$8,651,357	$87,673,809
Closed-End Funds	7,178,241	-	-	7,178,241
Preferred Stocks	1,001,099	-	-	1,001,099
Contingent Value Rights	-	-	2,135	2,135
Rights	-	7,500	-	7,500
Warrants	-	4,599	-	4,599
Corporate Bonds	-	6,428,101	-	6,428,101
Purchased Option Contracts	1,414,590	1,828	-	1,416,418
Escrow Notes	-	-	245,324	245,324
Short-Term Investments	14,365,528	-	-	14,365,528
Forward Currency Exchange Contracts**	-	602,447	-	602,447
Swap Contracts**	-	59,776	-	59,776
Total	$100,808,884	$9,277,277	$8,898,816	$118,984,977

Liabilities
Short Common Stock*	$23,328,682	$-	$-	$23,328,682
Short Closed-End Funds	1,003,733	-	-	1,003,733
Written Option Contracts	2,762,928	164,707	-	2,927,635
Swap Contracts**	-	177,655	-	177,655
Total	$27,095,343	$342,362	$-	$27,437,705

*	Please refer to the Schedules of Investments to view long/short common stocks segregated by industry type.
**	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on comparable securities, trading volume, maturity date, market bid and ask prices, prices on comparable securities and other significant inputs. Level 3 securities are valued by brokers using broker quotes or such other pricing sources or data as are permitted by the Fund’s pricing procedures. At September 30, 2016, the value of these securities held by the Fund were $8,898,816. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs as described below. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of broker due diligence, unchanged price review and consideration of macro or security specific event.

The Fund did not have transfers into or out of Level 1, 2 or 3 securities during the year. Transfers are recorded at the end of the reporting period.

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stock	Contingent Value Rights	Escrow Notes	Total Investment
Balance as of December 31, 2015	$-	$2,669	$-	$2,669
Purchases on Investments	4,706,876	-	307,628	5,014,504
(Sales) of Investments	-	-	-	-
Transfers Into Level 3	3,877,319	-	-	3,877,319
(Transfer Out) of Level 3	-	-	-	-
Change in Unrealized Appreciation (Depreciation)	67,162	(534)	(62,304)	4,324
Balance as of September 30, 2016	$8,651,357	$2,135	$245,324	$8,898,816

The net change in unrealized appreciation (depreciation) on investments related to Level 3 securities held by the Fund at September 30, 2016 totals $4,324. For the nine months ended September 30, 2016, the Fund transferred $3,877,319 from Level 1 investments to Level 3 investments due to a change in the valuation technique. There were no transfers into or out of Level 2 investments during the reporting period. Transfers are recorded at the end of the reporting period.

Significant unobservable valuation inputs developed by the Board of Trustees for material Level 3 investments as of September 30, 2016 are as follows:

Description	Fair Value at September 30, 2016	Valuation Technique	Unobservable Input	Range
Common Stock	$ 3,776,640	Model	Likelihood of Receipt Value	88.74-90.01
Common Stock	$ 3,877,319	Model	Likelihood of Receipt Value	62.67-63.95
Common Stock	$ 997,398	Model	Likelihood of Receipt Value	25.50-25.76
Contingent Value Rights	$ 1,868	Broker Quote	No Active Market	0.30 - 0.50
Contingent Value Rights	$ 267	Broker Quote	No Active Market	0.00-0.05
Escrow Notes	$ 26,831	Broker Quote	No Active Market	0.88 - 0.98
Escrow Notes	$ 218,493	Broker Quote	No Active Market	8.00-8.50

(l)	Disclosures about Derivative Instruments and Hedging Activities at September 30, 2016.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities. Fair values of derivative instruments as of September 30, 2016 are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts:
Purchased Option Contracts	Schedule of Investments	$1,416,418	N/A	$-
Written Option Contracts	N/A	-	Schedule of Options Written	2,927,635
Foreign Exchange Contracts:
Exchange Contracts Forward Currency	Forward Currency Exchange Contracts	602,447	Forward Currency Exchange Contracts	-
Swap Contracts	Schedule of Swap Contracts	59,776	Schedule of Swap Contracts	177,655
Total		$2,078,641		$3,105,290

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF OPTIONS WRITTEN
September 30, 2016 (Unaudited)

Contracts (100 Shares per contract)		Value
CALL OPTIONS WRITTEN
	Alcoa, Inc.
896	Expiration: October 2016, Exercise Price: $8.00	$192,192
857	Expiration: October 2016, Exercise Price: $9.00	104,125
	Allergan plc
24	Expiration: November 2016, Exercise Price: $235.00	18,960
	American International Group, Inc.
184	Expiration: October 2016, Exercise Price: $55.00	82,800
168	Expiration: October 2016, Exercise Price: $57.50	37,632
122	Expiration: November 2016, Exercise Price: $57.50	36,051
	Ashland Global Holdings, Inc.
92	Expiration: October 2016, Exercise Price: $115.00	26,450
10	Expiration: November 2016, Exercise Price: $125.00	950
	The Blackstone Group LP
355	Expiration: December 2016, Exercise Price: $25.00	48,457
	CBS Corporation Class B
314	Expiration: October 2016, Exercise Price: $52.50	84,780
195	Expiration: December 2016, Exercise Price: $52.50	74,880
	CIT Group, Inc.
272	Expiration: November 2016, Exercise Price: $35.00	67,320
	Conagra Brands, Inc.
116	Expiration: December 2016, Exercise Price: $44.00	41,760
668	Expiration: December 2016, Exercise Price: $45.00	187,040
	Coty, Inc. Class A
764	Expiration: October 2016, Exercise Price: $23.00	76,400
	The Dow Chemical Company
499	Expiration: December 2016, Exercise Price: $52.50	84,331
	General Electric Company
585	Expiration: October 2016, Exercise Price: $30.00	16,380
	General Motors Company
41	Expiration: November 2016, Exercise Price: $32.00	4,285
809	Expiration: December 2016, Exercise Price: $31.00	144,002
	Hewlett Packard Enterprise Company
1,484	Expiration: November 2016, Exercise Price: $20.00	437,780
542	Expiration: November 2016, Exercise Price: $21.00	112,465
	Hilton Worldwide Holdings, Inc.
1,472	Expiration: October 2016, Exercise Price: $22.00	176,640
216	Expiration: November 2016, Exercise Price: $22.00	30,780
274	Expiration: November 2016, Exercise Price: $23.00	22,605
	Johnson Controls International plc
49	Expiration: October 2016, Exercise Price: $44.00	13,647
248	Expiration: October 2016, Exercise Price: $45.00	50,840
	KLA-Tenor Corporation
87	Expiration: November 2016, Exercise Price: $70.00	21,750
	Marriott International, Inc. Class A
127	Expiration: October 2016, Exercise Price: $67.50	16,193
30	Expiration: October 2016, Exercise Price: $70.00	1,440
	MetLife, Inc.
26	Expiration: November 2016, Exercise Price: $40.00	12,545
591	Expiration: November 2016, Exercise Price: $42.50	161,343

		MGM Resorts International
1,032		Expiration: December 2016, Exercise Price: $24.00	281,736
		Monsanto Company
50		Expiration: October 2016, Exercise Price: $100.00	13,000
153		Expiration: October 2016, Exercise Price: $105.00	5,967
		The Procter & Gamble Company
365		Expiration: October 2016, Exercise Price: $120.00	365
		SPDR S&P 500 ETF Trust
58		Expiration: November 2016, Exercise Price: $210.00	50,518
		Vivendi SA
833		Expiration: October 2016, Exercise Price: EUR 17.00 (a)	94,512
398		Expiration: November 2016, Exercise Price: EUR 16.50 (a)	70,195
			2,903,116
PUT OPTIONS WRITTEN
		Alibaba Group Holding Ltd.
8		Expiration: November 2016, Exercise Price: $90.00	632
9		Expiration: November 2016, Exercise Price: $95.00	1,458
		The Blackstone Group LP
118		Expiration: November 2016, Exercise Price: $24.00	6,903
		Lam Research Corporation
14		Expiration: October 2016, Exercise Price: $95.00	3,850
		SPDR S&P 500 ETF Trust
188		Expiration: October 2016, Exercise Price: $204.00	6,580
52		Expiration: November 2016, Exercise Price: $200.00	5,096
			24,519
		TOTAL OPTIONS WRITTEN
		(Premiums received $2,961,030)	$2,927,635

ETF	-	Exchange-Traded Fund
EUR	-	Euro
plc	-	Public Limited Company
(a)		Level 2 Security. Please see Footnote (k) on the Schedule of Investments.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF FORWARD CURRENCY EXCHANGE CONTRACTS*
September 30, 2016 (Unaudited)

Settlement Date	Currency to be Delivered		USD Value at September 30, 2016	Currency to be Received		USD Value at September 30, 2016	Unrealized Appreciation (Depreciation)**
11/2/2016	1,733,619	CAD	$1,321,741	1,325,989	USD	$1,325,989	$4,248
11/2/2016	6,211	USD	6,211	8,000	CAD	6,099	(112)
10/26/2016	912,600	EUR	1,026,446	1,026,231	USD	1,026,231	(215)
10/26/2016	1,019,876	USD	1,019,876	912,600	EUR	1,026,446	6,570
10/27/2016	2,078,791	EUR	2,338,232	2,342,066	USD	2,342,066	3,834
10/4/2016	6,124,590	GBP	7,939,107	8,532,799	USD	8,532,799	593,692
10/4/2016	7,942,858	USD	7,942,858	6,124,590	GBP	7,939,107	(3,751)
10/12/2016	4,559,264	GBP	5,911,061	6,018,840	USD	6,018,840	107,779
10/12/2016	6,023,462	USD	6,023,462	4,559,264	GBP	5,911,061	(112,401)
10/25/2016	5,989,365	GBP	7,767,256	7,770,000	USD	7,770,000	2,744
10/4/2016	3,299,994	HKD	425,472	425,784	USD	425,784	312
10/4/2016	425,725	USD	425,725	3,299,994	HKD	425,472	(253)
			$42,147,447			$42,749,894	$602,447

CAD	-	Canadian Dollar
GBP	-	British Pound
HKD	-	Hong Kong Dollar
USD	-	U.S. Dollar
*		JPMorgan Chase & Co. Inc. is the counterparty for all open forward currency exchange contracts held by the Fund as of September 30, 2016.
**		Unrealized appreciation is a receivable and unrealized depreciation is a payable.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF SWAP CONTRACTS
September 30, 2016 (Unaudited)
				Unrealized
Termination Date	Security	Shares	Notional Amount	Appreciation (Depreciation)*	Counterparty
LONG TOTAL RETURN SWAP CONTRACTS
1/19/2017	Allergan plc	2,442	$712,759	$(152,429)	BAML
8/26/2017	American International Group, Inc.	43,212	2,537,902	24,812	JPM
10/7/2016	CBS Corporation Class B	3,300	160,851	19,432	BAML
8/5/2017	FMC Technologies, Inc. (a)	8,134	210,572	33,543	BAML
9/30/2017	General Motors Company	11,500	359,446	5,154	BAML
6/16/2017	Ingram Micro, Inc. Class A	100,394	3,504,714	66,823	BAML
6/15/2017	LinkedIn Corporation Class A	15,531	2,968,609	(6,872)	BAML
1/13/2017	SABMiller plc	133,097	7,945,550	(195,196)	JPM
2/11/2017	Syngenta AG (a)	1,662	670,004	77,764	BAML
5/18/2017	The Valspar Corporation	25,118	2,695,711	(37,985)	BAML
6/15/2017	Vivendi SA	123,100	2,250,808	230,160	JPM
9/27/2017	Whistler Blackcomb Holdings, Inc.	21,045	585,810	14,090	BAML

SHORT TOTAL RETURN SWAP CONTRACTS
8/5/2017	Technip SA	(35,990)	(2,012,180)	(197,175)	BAML
				$(117,879)

BAML	-	Bank of America Merrill Lynch & Co., Inc.
JPM	-	JPMorgan Chase & Co., Inc.
plc	-	Public Limited Company
*		Based on the net swap value held at each counterparty, unrealized appreciation is a receivable and unrealized depreciation is a payable.
(a)		Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d 15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Westchester Capital Funds

By (Signature and Title)  /s/ Michael T., Shannon
 Michael T. Shannon, Co-President

Date  November 28, 2016

By (Signature and Title)  /s/ Roy Behren
  Roy Behren, Co-President and Treasurer

Date  November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Michael T. Shannon
Michael T. Shannon, Co-President

Date  November 28, 2016

By (Signature and Title)*  /s/ Roy Behren
Roy Behren, Co-President and Treasurer

Date  November 28, 2016

* Print the name and title of each signing officer under his or her signature.